CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Total revenues	$ 110,949	$ 100,834	$ 103,270
Cost of revenues:
Total cost of revenues	23,112	20,247	19,857
Gross profit	87,837	80,587	83,413
Operating expenses:
Research and development	39,584	34,978	31,571
Sales and marketing	60,378	59,484	63,981
General and administrative	24,204	20,050	14,884
Total operating expenses	124,166	114,512	110,436
Operating loss	(36,329)	(33,925)	(27,023)
Financial income (expense), net	(1,104)	114	(85)
Loss before taxes on income	(37,433)	(33,811)	(27,108)
Taxes on income	507	(1,595)	(1,011)
Net loss	$ (36,926)	$ (35,406)	$ (28,119)
Basic and diluted net loss per ordinary share	$ (0.99)	$ (0.99)	$ (1.04)
Weighted average number of shares used in computing net loss per share - basic and diluted (in thousands)	37,180	35,674	27,088
Comprehensive Loss
Net loss	$ (36,926)	$ (35,406)	$ (28,119)
Other comprehensive income (loss):
Unrealized gain (loss) from available-for-sale securities	(118)	5
Total comprehensive loss	(37,044)	(35,401)	(28,119)
Product [Member]
Revenues:
Total revenues	46,593	38,690	47,365
Cost of revenues:
Total cost of revenues	3,291	2,940	2,716
Maintenance and Professional Services [Member]
Revenues:
Total revenues	64,356	62,144	55,905
Cost of revenues:
Total cost of revenues	$ 19,821	$ 17,307	$ 17,141